PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Property and equipment	$1,128,493	$1,092,870
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,175,427	1,139,804
Less - accumulated depreciation	(453,923)	(396,522)
Property and equipment, net	$721,504	$743,282